Leases - Finance lease liability (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Remainder of 2022	$ 1,810	$ 8,802
2023	6,068	7,053
2024	704	818
Total undiscounted minimum future lease payments	8,582	16,673
Imputed interest	(206)	(611)
Total finance lease liability	8,376	16,063
Current portion	6,937	8,347	$ 10,511
Non-Current portion	$ 1,439	$ 7,716	$ 17,265